Basis of Preparation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)
Basis of preparation [Line Items]
Total cash	SFr 617,409		SFr 15,395
Tax asset			SFr 41,430
Bottom of range [member]
Basis of preparation [Line Items]
Total cash	6,500,000
Top of range [member]
Basis of preparation [Line Items]
Total cash	SFr 7,500,000
Board of Directors [Member] | Bottom of range [member]
Basis of preparation [Line Items]
Total cash | $		$ 8
Board of Directors [Member] | Top of range [member]
Basis of preparation [Line Items]
Total cash | $		$ 10
Switzerland [Member]
Basis of preparation [Line Items]
Tax term	7 years
United States [Member]
Basis of preparation [Line Items]
Tax losses	80.00%